Litigation (Details) $ in Thousands	Jun. 30, 2019 USD ($) claim	Dec. 31, 2018 USD ($)
Number of claims or actions pending | claim	0
Accounts receivable	$ 42,758	$ 40,176
Inventories	14,223	12,309
Accounts payable	26,145	$ 25,625
Seroquel
Accounts receivable	1,100
Inventories	100
Long-term prepayment	1,200
Accounts payable	2,200
Seroquel | Adjustment
Accounts receivable	0
Inventories	0
Long-term prepayment	0
Accounts payable	$ 0